UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09469

        Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.7% (2.3% of Total Investments)
$ 1,660	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	$1,182,069
	Series 2007B1, 5.000%, 6/01/47
715	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	408,987
	Series 2007B2, 0.000%, 6/01/46

2,375	Total Consumer Staples			1,591,056

	Education and Civic Organizations – 6.5% (4.1% of Total Investments)
500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	3/11 at 102.00	N/R	489,785
	Averett University, Series 2001, 6.000%, 3/15/22
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	504,605
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
850	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	863,073
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
160	5.375%, 2/01/19	2/09 at 101.00	BBB–	160,280
320	5.375%, 2/01/29	2/09 at 101.00	BBB–	300,374
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/09 at 101.00	BBB+	493,505
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured

2,830	Total Education and Civic Organizations			2,811,622

	Health Care – 18.4% (11.8% of Total Investments)
250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	229,615
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	104,070
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	BBB+	975,180
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	503,805
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	473,130
	System, Series 2002B, 5.125%, 6/15/33
820	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AA	797,073
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
480	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	483,547
	System Inc., Series 2002A, 5.600%, 11/15/30
525	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	507,943
	Hospital, Series 2002, 5.250%, 4/01/33
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	N/R	805,456
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
750	5.250%, 6/15/25	6/16 at 100.00	A3	757,388
360	5.250%, 6/15/31	6/16 at 100.00	A3	356,663
605	5.250%, 6/15/37	6/16 at 100.00	A3	588,750
785	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	694,756
	Series 2007A, 5.250%, 9/01/37
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	706,978
	Medical Center, Series 2007, 5.125%, 1/01/31

8,190	Total Health Care			7,984,354

	Housing/Multifamily – 4.7% (3.0% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	11/11 at 102.00	AAA	1,028,940
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory put
	11/01/19) (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,007,530
	(Alternative Minimum Tax)

2,000	Total Housing/Multifamily			2,036,470

	Housing/Single Family – 9.1% (5.8% of Total Investments)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,002,220
	7/01/31 – MBIA Insured
600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	509,790
	10/01/32 (Alternative Minimum Tax)
960	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	830,400
	1/01/33 (Alternative Minimum Tax)
480	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	421,819
	7/01/29 (Alternative Minimum Tax)
1,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	1,190,490
	7/01/32 (Alternative Minimum Tax)

4,440	Total Housing/Single Family			3,954,719

	Industrials – 0.1% (0.1% of Total Investments)
50	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	50,032
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
	(Alternative Minimum Tax)

	Long-Term Care – 11.9% (7.7% of Total Investments)
700	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	607,075
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	302,180
	Village, Series 2005, 5.625%, 12/01/39
1,005	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	892,179
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB	441,380
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
540	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB–	473,332
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	616,742
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	639,197
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
530	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	428,081
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
350	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	304,532
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	327,177
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	161,462
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

5,850	Total Long-Term Care			5,193,337

	Materials – 1.6% (1.0% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/09 at 101.00	B2	80,731
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (4)
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	12/09 at 101.00	B2	17,519
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
	Minimum Tax) (4)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	172,073
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (4)
500	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	B–	429,590
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

840	Total Materials			699,913

	Tax Obligation/General – 19.8% (12.7% of Total Investments)
600	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	645,864
700	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	737,681
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B,	6/15 at 100.00	AAA	537,180
	5.000%, 6/01/18
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	926,196
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	666,612
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa3	445,092
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	427,956
1,600	Virginia Beach, Virginia, General Obligation Bonds, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	1,673,664
2,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AAA	2,540,744
	5.000%, 6/01/21

8,090	Total Tax Obligation/General			8,600,989

	Tax Obligation/Limited – 19.6% (12.6% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	101,736
	6.750%, 3/01/22
500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003,	6/13 at 102.00	N/R	520,685
	7.500%, 6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	107,759
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	76,721
500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	541,105
	Uses Community Project, Series 2006, 5.000%, 5/15/18
160	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	159,386
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aa2	595,979
	2005, 5.000%, 6/01/20 – AMBAC Insured
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	696,262
	7/01/31 – AMBAC Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AA	942,120
	0.000%, 7/01/29 – AMBAC Insured
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AA	1,027,280
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AA	615,360
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
890	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds,	4/18 at 100.00	AAA	895,358
	5.000%, 4/01/33 – AGC Insured (UB)
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,010,890
	6.375%, 10/01/19
500	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	522,000
	5.000%, 5/01/22
348	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	344,186
	Bonds, Series 2003, 6.375%, 3/01/30
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	373,956
	5.000%, 8/01/17

10,398	Total Tax Obligation/Limited			8,530,783

	Transportation – 24.9% (15.9% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AAA	1,061,420
	Airport, Series 2005A, 5.000%, 7/01/18 – FSA Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	AA	1,119,640
	Bonds, Series 1998, 5.500%, 7/01/25 – MBIA Insured
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AA	3,010,706
	5.500%, 10/01/27 – MBIA Insured (Alternative Minimum Tax)
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AA	252,538
	5.000%, 10/01/21 – MBIA Insured
1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	A3	1,451,850
	FGIC Insured
500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AA	506,830
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	N/R	516,780
	2002, 5.250%, 7/15/22 – FGIC Insured
455	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	404,982
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	1,265,119
	5.250%, 8/01/23
1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%,	2/11 at 100.00	Aa2	1,219,638
	8/01/27 (Alternative Minimum Tax)

10,680	Total Transportation			10,809,503

	U.S. Guaranteed – 26.5% (17.0% of Total Investments) (5)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R (5)	555,070
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
	(Pre-refunded 1/01/12)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – FSA	No Opt. Call	AAA	1,080,770
	Insured (ETM)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
30	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (5)	31,950
850	5.400%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (5)	914,099
20	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	22,292
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
2,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%, 1/15/21	1/11 at 101.00	AA (5)	2,489,024
	(Pre-refunded 1/15/11) – FGIC Insured
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun	6/12 at 101.00	BBB (5)	479,324
	Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,500	5.500%, 10/01/32	10/10 at 101.00	AAA	1,556,879
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,554,435
250	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	261,638
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
175	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	No Opt. Call	B2 (5)	186,667
	Bonds, Series 2001B, 6.125%, 7/15/11 (ETM)
915	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 105.00	B2 (5)	1,029,613
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
725	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	AAA	809,122
	Series 2005, 5.500%, 6/01/26 (Pre-refunded 6/01/15)
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+ (5)	540,320
	College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)

10,700	Total U.S. Guaranteed			11,511,203

	Utilities – 2.4% (1.5% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,032,490
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

	Water and Sewer – 6.9% (4.5% of Total Investments)
2,000	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999,	5/09 at 102.00	AA+	2,061,779
	5.000%, 5/01/22
500	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AA	508,630
435	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	10/17 at 100.00	AAA	445,958
	11.470%, 10/01/29 (IF)

2,935	Total Water and Sewer			3,016,367

$ 70,378	Total Investments (cost $68,980,395) – 156.1%			67,822,838

	Floating Rate Obligations – (4.3)%			(1,865,000)

	Other Assets Less Liabilities – 3.5%			1,478,707

	Preferred Shares, at Liquidation Value – (55.3)% (6)			(24,000,000)

	Net Assets Applicable to Common Shares – 100%			$43,436,545

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end.
Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.4)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$67,822,838	$ —	$67,822,838

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $67,101,390.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,463,857
Depreciation	(2,607,349)

Net unrealized appreciation (depreciation) of investments	$(1,143,492)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008